Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Of Oil And Gas Reserves
Schedule of changes in balances of capitalized costs and capitalized acquisition costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	2022	2021
Property plant and equipment
Opening Balance	1,994	3,024
Additions	379	459
Write-offs	(545)	(188)
Transfers	(83)	(1,097)
Translation adjustment	131	(204)
Closing Balance	1,876	1,994
Intangible Assets	2,406	2,576
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,282	4,570
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities

	2022	2021	2020
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(342)	(358)	296
Exploration expenditures written off (includes dry wells and signature bonuses)	(691)	(248)	456
Contractual penalties on local content requirements	165	(47)	38
Other exploration expenses	(19)	(34)	13
Total expenses	(887)	(687)	803
Cash used in:
Operating activities	360	393	307
Investment activities	1,253	555	532
Total cash used	1,613	948	839

Schedule of capitalized exploratory well costs

Aging of capitalized exploratory well costs (*)	2022	2021
Exploratory well costs capitalized for a period of one year	406	136
Exploratory well costs capitalized for a period greater than one year	1,470	1,858
Total capitalized exploratory well costs	1,876	1,994
Number of projects relating to exploratory well costs capitalized for a period greater than one year	15	22

Schedule of capitalized costs and number of wells
	Capitalized costs (2022)	Number of wells
2021	74	2
2020	17	1
2017 and previous years	1,379	20
Exploratory well costs that have been capitalized for a period greater than one year	1,470	23
(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.